21. TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of taxes, income tax and social contribution tax [abstract]
Amounts unduly paid	10 years
Negative financial component	R$ 714